Debt - Long-Term Debt Obligation (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 500	$ 637		$ 113,557
Less: Deferred financing costs	0	0		1,743
Less: Current maturities	(250)	(125)	[1]	(125)	[1]
Long-term portion	250	512		111,689
Senior Secured Convertible Notes
Debt Instrument [Line Items]
Long-term debt	0	0		112,793
Other
Debt Instrument [Line Items]
Long-term debt	$ 500	$ 637		$ 764

[1]	Current maturities of debt are recorded within accrued expenses and other current liabilities on the consolidated balance sheets.